Public Offering (Details) - USD ($)			9 Months Ended
	Feb. 13, 2023	Jul. 28, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Public Offering (Details) [Line Items]
Issuance of common stock	2,888,600	238,096
Warrants to purchase		8,333,334
Warrant exercise price, per share			$ 5.36
Net proceeds received from public offering		$ 4,500,000	$ 14,000,000
Percentage of cash fee		7.00%	8.00%
Public offering cost		$ 350,000	$ 1,200,000
July 2022 Public Offering [Member]
Public Offering (Details) [Line Items]
Warrants to purchase		8,333,334
Class B Common Stock Warrants [Member]
Public Offering (Details) [Line Items]
Warrants to purchase		238,095	8,333,334	8,333,334
Warrant exercise price, per share		$ 21	$ 21	$ 21	$ 21
Warrant exercise price, per share		$ 21
Common stock aggregate amount		$ 4,500,000
Warrants and rights expiration date		Jul. 28, 2027
July 2022 Public Offering [Member]
Public Offering (Details) [Line Items]
Warrants and rights expiration period		5 years
Placement Agent Warrants [Member]
Public Offering (Details) [Line Items]
Warrants to purchase		16,667
Class B Placement Agent Common Stock Warrants [Member]
Public Offering (Details) [Line Items]
Warrants to purchase		16,667	16,667	16,667
Warrant exercise price, per share		$ 26.25	$ 26.25	$ 26.25	$ 26.25
Warrants and rights expiration period		5 years
Percentage of shares sold in public offering		7.00%
Common stock aggregate amount		$ 300,000
Warrants and rights expiration date		Jul. 25, 2027